THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

WILSHIRE TARGET FUNDS, INC.
(Investment Class Shares)
(the "Fund")

Supplement dated September 16, 1997
to Prospectus dated October 30, 1996, as revised March 31, 1997


	Effective immediately, Investment Class shareholders that qualify to purchase Institutional Class shares may exchange their Investment Class shares for Institutional Class shares.
Accordingly, the prospectus is revised as follows:

	1.	The first sentence of the first paragraph under the
heading "Shareholder Services -- Portfolio Exchanges" is replaced with the following:

	You may purchase, in exchange for shares of a Portfolio, shares of the same class of one of the other Portfolios offered by the Fund or shares of another class of the same Portfolio, to the extent such shares are offered for sale in your state of residence and you meet the eligibility requirements (including minimum investment amounts) for the purchase of such shares.

	2.	The second sentence of the second paragraph under the
heading "Shareholder Services -- Portfolio Exchanges" is replaced with the following:

	The shares being exchanged must have a value of at least the applicable minimum initial investment, if any, required for the Portfolio and class into which the exchange is being made.

	3.	The following is added after the third paragraph under
the heading "General Information:"

	Institutional Class shares, which are generally available only to institutions investing at least $5 million in a Portfolio, bear no 12b-1 (Shareholder Services Plan) Fee and, consequently, the investment returns of Institutional Class shares are expected to exceed those of Investment Class shares. For more information, including information regarding eligibility to purchase Institutional Class shares, call 1-888-200-6796 or contact your investment representative.



	Effective June 30, 1997, all references to P. O. Box 9770, Providence, Rhode Island 02940-9770 will be replaced by the following:

Wilshire Target Funds, Inc.
P.O. Box 5170
Westborough, Massachusetts 01581-5120



	The following is substituted for the caption "Shareholder
Services Plan" at page 12 of the Prospectus and the paragraph immediately following that caption:


SERVICE AND DISTRIBUTION PLAN


	The Directors of the Fund have adopted a separate service and distribution plan (the "Service and Distribution Plan") with respect to the Shares of each Portfolio pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. Under the Service and Distribution Plan, the Fund reimburses First Data Distributors, Inc. ("FDDI"), distributor of the Fund, at an annual rate of up to
 .25 of 1% of the value of the average daily net assets attributable to the Shares of each Portfolio for certain service and distribution expenses borne, or paid to others, by FDDI. Generally, the service fees covered under the Service and Distribution Plan are fees paid to securities dealers and other financial intermediaries for personal services to holders of the Shares of a Portfolio and/or for the maintenance of the accounts of the holders of the Shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. To the extent that such service fees do not aggregate .25 of 1% of the value of the average daily net assets attributable to the Shares of a Portfolio, the Service and Distribution Plan also permits reimbursement for distribution expenses borne, or paid to others, by FDDI for the purpose of financing or assisting in the financing of any activity which is primarily intended to result in the sale of the Shares of the Portfolio. The types of distribution expenses covered include, but are not limited to, the costs and expenses of direct marketing activities (including related travel, meals and lodging); the design, preparation, printing and distribution of promotional materials, advertising and offering materials, and shareholder materials; the compensation of securities dealers and other financial intermediaries for sales activities; and related capital, overhead and interest expenses. Amounts payable under the Service and Distribution Plan relating to a Portfolio are charged to, and therefore reduce, income allocated to the Shares of that Portfolio.

	All forward-looking references in the Prospectus to "shareholder services plan fees" are hereby deemed to refer to Service and Distribution Plan fees.

THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

wilshire target funds, inc.
(Investment Class Shares)
(the "Fund")

Supplement dated September 16, 1997 to
Statement of Additional Information dated October 30, 1996, as revised March 31, 1997



	Effective immediately, Investment Class shareholders that qualify to purchase Institutional Class shares may exchange their Investment Class shares for Institutional Class shares.
Accordingly, the Statement of Additional Information is revised as follows:

1.	The first paragraph under the heading "Shareholder Services
-- Portfolio Exchanges" is replaced with the following:

	You may purchase, in exchange for shares of a Portfolio, shares of the same class of one of the other Portfolios offered by the Fund or shares of another class of the same Portfolio, to the extent such shares are offered for sale in your state of residence and you meet the eligibility requirements (including minimum investment amounts) for the purchase of such shares. Shares purchased by exchange will be purchased on the basis of the relative net asset value per share.

	Effective June 30, 1997, all referenced to P.O. Box 9770,
Providence, Rhode Island 02940-9770 will be replaced by the following:

Wilshire Target Funds, Inc.
P.O. Box 5170
Westborough, Massachusetts 01581-5120


	The following is substituted for the caption "Shareholder
Services Plan" at page 17 of the Statement of Additional
Information and the first six paragraphs set forth under that caption:


SERVICE AND DISTRIBUTION PLAN

	The following information supplements and should be read in conjunction with the section in the Fund's Prospectus (Investment
Class shares) entitled "Service and Distribution Plan."

	The Fund has adopted a Service and Distribution Plan (the "Service and Distribution Plan") with respect to the Investment Class shares of each Portfolio pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. Under the Service and Distribution Plan, the Fund reimburses First Data Distributors, Inc. ("FDDI"), distributor of the Fund, at an annual rate of up to
 .25 of 1% of the value of the average daily net assets attributable to the Shares of each Portfolio for certain service and distribution expenses borne, or paid to others, by FDDI. Generally, the service fees covered under the Service and Distribution Plan are fees paid to securities dealers and other financial intermediaries for personal services to holders of the Shares of a Portfolio and/or for the maintenance of the accounts of the holders of the Shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. To the extent that such service fees do not aggregate .25 of 1% of the value of the average daily net assets attributable to the Shares of a Portfolio, the Service and Distribution Plan also permits reimbursement for distribution expenses borne, or paid to others, by FDDI for the purpose of financing or assisting in the financing of any activity which is primarily intended to result in the sale of the Shares of the Portfolio. The types of distribution expenses covered by the Service and Distribution Plan include, but are not limited to, the costs and expenses of direct marketing activities (including related travel, meals and lodging); the design, preparation, printing and distribution of promotional materials, advertising and offering materials, and shareholder materials; the compensation of securities dealers and other financial intermediaries for sales activities; and related capital, overhead and interest expenses. Amounts payable under the Service and Distribution Plan relating to a Portfolio are charged to, and therefore reduce, income allocated to the Shares of that Portfolio.

	The original Shareholder Services Plan (the "Services Plan") of the Fund adopted pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder was approved (i) by votes of the majority of both (a) the Directors of the Fund, and (b) those Directors of the Fund who are not interested persons of the Fund, and have no direct or indirect financial interest in the operation of the Service and Distribution Plan or any agreements related to it (the "Independent Directors"), in each case cast in person at a meeting called for the purpose of voting on the Services Plan, and (ii) by vote of a majority of the outstanding Investment Class shares. Subsequently, an amendment to the Services Plan to include distribution expenses, as well as service fees, as covered expenses under the plan, and to rename the plan as the Service and Distribution Plan, was approved on June 3, 1997 by vote of the majority of both (a) the Directors of the Fund, and (b) the Independent Directors of the Fund, cast in person at a meeting called for the purpose of voting on the Plan. The amendment did not increase the maximum amount of payments permissible under the Plan.

	Under the Service and Distribution Plan, FDDI is required to provide to the Directors of the Fund for their review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

	The Service and Distribution Plan shall continue in effect for a period of more than one year after July 3, 1996 only so long as such continuance is specifically approved at least annually by votes of the majority (or whatever other percentage may, from time to time, be required by Section 12(b) of the Investment Company Act of 1940 or the rules and regulations thereunder) of both (a) the Directors of the Fund, and (b) the Independent Directors of the Fund, cast in person at a meeting called for the purpose of voting on the Service and Distribution Plan. The Service and Distribution Plan may not be amended in any material respect unless such amendment is approved by votes of the majority (or whatever other percentage may, from time to time, be required by
Section 12(b) of the Investment Company Act of 1940 or the rules and regulations thereunder) of both (a) the Directors of the Fund, and (b) the Independent Directors of the Fund, cast in person at a meeting called for the purpose of voting on the Service and Distribution Plan, and may not be amended to increase materially the amount to be spent thereunder without such approvals and approval by vote of at least a majority of the outstanding Shares of the affected Investment Class. The Plan may be terminated at any time by vote of a majority of the Independent Directors or by vote of a majority of the outstanding Shares.

	For the period from July 15, 1996 through August 31, 1996, each Portfolio incurred the following amount, utilized for payments to securities broker-dealers and other financial intermediaries for shareholder servicing and other recordkeeping services, pursuant to the Services Plan:

Large Company Growth Portfolio	$6,277
Large Company Value Portfolio	$5,984
Small Company Growth Portfolio	$5,857
Small Company Value Portfolio	$9,763

	The last two paragraphs under the caption "Shareholder Services Plan" at page 18 of the Statement of Additional Information are unchanged. All forward-looking references in the Statement of Additional Information to "shareholder services plan fees" are hereby deemed to refer to Service and Distribution Plan fees.